FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 13, 2015

Filed Via EDGAR (CIK #0001022804)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  Franklin Fund Allocator Series (Registrant)

File Nos. 333-13601 and 811-07851

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act), and the Investment Company Act of 1940, as amended (1940 Act).

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called Franklin LifeSmart™ 2055 Retirement Target Fund (the Fund). The Fund will offer five share classes, Class A, Class C, Class R, Class R6 and Advisor Class.

The Fund’s investment goal is to seek the highest level of long-term total return consistent with its asset allocation. The Fund’s investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the Fund’s investment goal. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing its assets primarily in other mutual funds, predominantly other Franklin Templeton mutual funds. The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year indicated in the Fund name. The Fund is designed on the assumption that many investors will take a lump-sum withdrawal of their investment around their retirement date.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective on May 1, 2015.

The Amendment relates only to the Franklin LifeSmart™ 2055 Retirement Target Fund series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

In addition, pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that the Amendment may be eligible for selective review.  The Staff recently reviewed an amendment to the registration statement of the Registrant (Prior Amendment) that was filed pursuant to Rule 485(a)(1) under the 1933 Act on February 28, 2014 (Accession No. 0001379491-14-000220), which contained the prospectus and statement of additional information of the Franklin LifeSmart™ 2015 Retirement Target Fund, Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund and Franklin LifeSmart™ 2050 Retirement Target Fund series of the Registrant (together, the Existing LifeSmart Funds).  Because: (1) the Fund employs investment objectives, policies and techniques that are substantially similar to the Existing LifeSmart Funds, and (2) the Amendment contains disclosure that is substantially similar to the disclosure contained prospectus and statement of additional information of the Existing LifeSmart Funds that were included in the Prior Amendment, the Registrant believes that the Amendment is eligible for selective review.  The only difference between the Fund and the Existing LifeSmart Funds is the current allocation of the Fund among equity funds, fixed income funds and alternative strategies funds, as compared to the current allocations of the Existing LifeSmart Funds among those asset classes.  The differences in allocation among asset classes are reflected in the following sections of the prospectus:

•           “Principal Investment Strategies” and “Principal Risks” sub-sections of the “Fund Summary” section; and

•           “Principal Investment Policies and Practices” and “Principal Risks” sub-sections of the “Fund Details” section.

Please direct any questions or comments relating to this filing to Bruce Bohan, Esq. at (650) 312-3504.

Very truly yours,

/s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS:smk